Contract Assets, Net	12 Months Ended
Mar. 31, 2026
Contract Assets, Net [Abstract]
CONTRACT ASSETS, NET

7. CONTRACT ASSETS, NET

Contract assets, net consist of the following:

	As of March 31,
	2025	2026	2026
	HK$	HK$	US$
Beginning balance	59,554,163	91,098,639	11,619,724
Addition	40,444,438	66,392,046	8,468,373
Changes due to billings	(8,087,529)	(91,537,573)	(11,675,711)
Acquisition of subsidiaries	—	7,478,885	953,939
Deconsolidation of subsidiaries	—	(9,879,634)	(256,460)
	91,911,072	63,552,363	8,106,168
Reversal (allowance) for expected credit losses	(812,433)	2,010,644	256,460
Ending balance	91,098,639	65,563,007	8,362,628

Allowance for expected credit losses consists of the following:

	As of March 31,
	2025	2026	2026
	HK$	HK$	US$
Beginning balance	1,533,832	2,346,265	299,268
(Reversal) addition	812,433	(2,010,644)	(256,460)
Ending balance	2,346,265	335,621	42,808